Revenues from Contracts with Customers - Summary of Revenue Recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Amounts included in contract liabilities at the beginning of the year	€ 272.7	€ 3.5	€ 63.1